SCHEDULE OF INVESTMENTS
Thornburg Short Duration Municipal Fund	June 30, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Long-Term Municipal Bonds — 96.7%
	Alabama — 4.7%
[a]	Chatom (PowerSouth Energy Cooperative; SPA National Rural Utilities Cooperative Finance) IDB, Series A, 3.80% due 8/1/2037 (put 8/1/2025)	$1,500,000	$ 1,500,228
	City of Mobile Alabama (Alabama Power Co.) IDB,
[a]	3.375% due 6/1/2034 (put 6/26/2029)	1,000,000	1,004,813
[a]	Series A, 3.30% due 7/15/2034 (put 3/12/2026)	1,000,000	1,001,060
[a]	Series C, 3.78% due 6/1/2034 (put 6/16/2026)	1,115,000	1,119,094
[a]	Lower Alabama Gas District (Guaranty: Goldman Sachs Group, Inc.), 4.00% due 12/1/2050 (put 12/1/2025)	825,000	826,197
	Arizona — 2.2%
[a]	Arizona (Banner Health Obligated Group) HFA, Series B, 2.17% (MUNIPSA + 0.25%) due 1/1/2046 (pre-refunded 11/4/2025)	155,000	154,809
[a]	Arizona (Gunsmoke Ranch Apartments LP) IDA, 5.00% due 3/1/2058 (put 11/1/2026)	1,500,000	1,534,297
	Arizona HFA,
	Series B,
[a]	2.17% (MUNIPSA + 0.25%) due 1/1/2046 (pre-refunded 11/4/2025)	35,000	34,698
[a]	2.17% (MUNIPSA + 0.25%) due 1/1/2046 (put 11/4/2026)	810,000	808,590
	California — 7.9%
	California (PIH Health, Inc. Obligated Group) HFFA, Series A, 5.00% due 6/1/2027	365,000	378,314
[a]	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond), Series A-1, 4.00% due 5/1/2053 (put 8/1/2028)	1,000,000	1,008,424
[a]	California Municipal Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT, Series A, 4.25% due 12/1/2044 (put 12/1/2025)	2,000,000	2,000,143
[a,b]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, 3.70% due 7/1/2043 (put 8/15/2025)	1,000,000	995,500
	City of Los Angeles Department of Airports (Green Bond) AMT, Series A, 5.00% due 5/15/2030	2,000,000	2,148,762
	City of Stockton Redevelopment Successor Agency (Redevelopment of Midtown, North & South Stockton & Waterfront Areas) (AG), Series A, 5.00% due 9/1/2027	1,000,000	1,023,573
	Indian Wells Redevelopment Successor Agency (NPFG), Series A, 5.00% due 9/1/2029	500,000	509,015
	Tulare Public Financing Authority (BAM), 5.00% due 4/1/2027 - 4/1/2028	1,055,000	1,069,701
	Colorado — 1.2%
[a]	Adams County Housing Authority (647 Oat LLLP), 4.50% due 5/1/2042 (put 5/1/2026)	1,000,000	1,003,782
	Denver Convention Center Hotel Authority, 5.00% due 12/1/2030	350,000	354,984
	Connecticut — 0.2%
[a]	Connecticut Housing Finance Authority (Green Bond), Series C-2, 4.40% due 5/15/2066 (put 11/15/2026)	250,000	250,237
	Florida — 5.3%
[a]	Broward County Housing Finance Authority (Pinnacle 441 Phase 2 LLC), 4.05% due 9/1/2056 (put 3/1/2026)	500,000	502,324
[b]	Charlotte County (Town & Country Utilities Projects) IDA AMT, 5.00% due 10/1/2029	330,000	332,280
	City of Orlando (Senior Tourist Development) (AG), Series A, 5.00% due 11/1/2025	1,000,000	1,006,885
	City of Tampa (State of Florida Cigarette Tax Revenue), Series A, 5.00% due 9/1/2026	300,000	307,736
[b]	City of Venice (Southwest Florida Retirement Center, Inc. Obligated Group), Series B-2, 4.50% due 1/1/2030	575,000	566,185
	County of Manatee (Public Utilities System Improvements), 5.00% due 10/1/2026	370,000	370,558
[a]	Florida Housing Finance Corp. (GNMA), Series B, 3.35% due 10/1/2027 (put 10/1/2026)	1,000,000	999,652
[a]	Miami-Dade County Housing Finance Authority (Fairfield Miami Gardens LP), Series B, 4.05% due 9/1/2026 (put 9/1/2025)	1,000,000	1,000,863
[a]	Miami-Dade County Housing Finance Authority (St. Mary Towers Apartments LLLP) (HUD), 3.40% due 4/1/2041 (put 10/1/2026)	1,000,000	999,986
	Georgia — 3.0%
[a]	Bartow County Development Authority (Georgia Power Co.), 3.95% due 12/1/2032 (put 3/8/2028)	1,300,000	1,329,002
[a]	Development Authority of Burke County (Georgia Power Co.), Series 1994, 3.80% due 10/1/2032 (put 5/21/2026)	1,000,000	1,005,607
[a]	Development Authority of Burke County (Oglethorpe Power Corp.), Series A, 3.60% due 1/1/2040 (put 2/1/2030)	620,000	623,393
	Private Colleges & Universities Authority (Corp. of Mercer University), 5.00% due 10/1/2026	495,000	508,767
	Hawaii — 0.9%
[a]	City & County of Honolulu (Komohale Maunakea Venture LP) (HUD), 5.00% due 6/1/2027 (put 6/1/2026)	1,000,000	1,015,737
	Illinois — 7.0%
	Chicago O’Hare International Airport AMT, Series E, 5.00% due 1/1/2027	1,380,000	1,411,614
	Chicago Park District GO, Series A, 5.00% due 1/1/2027	825,000	831,829
[a]	City of Chicago (New City Redevelopment LP), 3.50% due 8/1/2027 (put 8/1/2026)	1,270,000	1,271,693
	City of Chicago (Water System), 5.00% due 11/1/2027	560,000	572,298
[a]	City of Chicago Heights (Olympic Village LLC) (FHA, GNMA, HUD), 2.875% due 8/1/2027 (put 8/1/2025)	1,000,000	998,083
	City of Chicago Waterworks Revenue, 5.00% due 11/1/2029	385,000	393,166
	Greene Jersey & Macoupin Counties Community Unit School District No. 9 Southwest (BAM) GO, 5.00% due 12/1/2029	350,000	373,196
	Illinois Finance Authority (Ascension Health Credit Group), Series C, 5.00% due 2/15/2029	275,000	282,190
	Metropolitan Pier & Exposition Authority, Series A, 5.00% due 12/15/2028	440,000	458,044
	State of Illinois GO, Series B, 5.00% due 3/1/2027 - 9/1/2027	1,495,000	1,546,382
	Indiana — 4.9%
[a]	City of Rockport (Indiana Michigan Power Co.), Series A, 3.70% due 6/1/2047 (put 6/1/2029)	1,200,000	1,212,761

SCHEDULE OF INVESTMENTS, Continued
Thornburg Short Duration Municipal Fund	June 30, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
[a]	Indiana Finance Authority (Republic Services, Inc.) AMT, Series A, 3.95% due 5/1/2028 (put 9/2/2025)	$3,500,000	$ 3,478,884
	Westfield-Washington Schools (State Intercept) GO, Series C, 6.00% due 7/15/2025 - 1/15/2026	1,010,000	1,016,057
	Iowa — 2.6%
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	3,000,000	3,044,400
	Kentucky — 3.1%
	County of Boone (Duke Energy Kentucky, Inc.), Series A, 3.70% due 8/1/2027	1,000,000	997,926
	Kentucky (Norton Healthcare Obligated Group) (NPFG) EDFA, Series B, Zero Coupon due 10/1/2025	125,000	124,034
[a]	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Finance), Series A, 5.25% due 6/1/2055 (put 12/1/2029)	2,300,000	2,429,016
	Louisiana — 2.1%
	City of Shreveport (AG) GO, Series A, 5.00% due 3/1/2026	500,000	506,034
[a]	Louisiana Offshore Terminal Authority (Loop LLC), Series A-R, 4.20% due 9/1/2033 (put 9/1/2028)	1,000,000	1,008,071
[a]	State of Louisiana Gasoline & Fuels Tax Revenue, Series A, 3.573% (SOFR + 0.50%) due 5/1/2043 (put 5/1/2026)	965,000	963,978
	Massachusetts — 2.2%
[a,b]	Massachusetts (Mass General Brigham, Inc.) DFA, Series T-1, 2.52% (MUNIPSA + 0.60%) due 7/1/2049 (put 1/29/2026)	2,500,000	2,496,072
	Michigan — 0.5%
[a]	Michigan Strategic Fund (Consumers Energy Co.) AMT, 3.35% due 10/1/2049 (put 10/1/2027)	610,000	601,528
	Montana — 0.9%
	City of Forsyth (NorthWestern Corp.), 3.875% due 7/1/2028	1,000,000	1,012,515
	Nebraska — 3.0%
[a]	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.), Series 1, 5.00% due 5/1/2053 (put 10/1/2029)	1,000,000	1,038,949
	Central Plains Energy Project (Guaranty: Royal Bank of Canada),
[a]	4.00% due 12/1/2049 (put 8/1/2025)	1,000,000	1,000,212
[a]	5.00% due 8/1/2055 (put 8/1/2031)	920,000	973,236
	Gretna Public Schools GO, Series B, 5.00% due 12/15/2027	500,000	504,270
	Nevada — 1.3%
[a]	County of Clark (Nevada Power Co.), 3.75% due 1/1/2036 (put 3/31/2026)	1,000,000	1,002,092
	Reno-Tahoe Airport Authority AMT, Series A, 5.00% due 7/1/2029	500,000	526,362
	New Mexico — 1.3%
[a]	City of Farmington (Public Service Co. of New Mexico), Series B, 3.875% due 6/1/2040 (put 6/1/2029)	1,000,000	1,012,258
	New Mexico Hospital Equipment Loan Council (San Juan Regional Medical Center, Inc.), 5.00% due 6/1/2030	525,000	542,093
	New York — 2.0%
[a]	New York City Housing Development Corp. (FHA) (Green Bond), Series F-2A, 3.40% due 11/1/2062 (put 12/22/2026)	1,100,000	1,090,756
[a]	New York State Housing Finance Agency (HUD, SONYMA) (Green Bond), Series A-2, 3.65% due 11/1/2062 (put 11/1/2028)	400,000	399,203
[a]	Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue), Series B2, 5.00% due 5/15/2050 (put 5/15/2026)	500,000	508,215
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2027	270,000	275,374
	North Carolina — 2.3%
[a]	Cumberland County Industrial Facilities & Pollution Control Financing Authority (American Titanium Metal LLC) AMT, 3.75% due 12/1/2027 (put 11/1/2025)	2,000,000	1,998,456
	North Carolina Medical Care Commission (United Methodist Retirement Homes Inc Obligated Group),
	Series 2024B-1, 4.25% due 10/1/2028	150,000	150,284
	Series 2024B-2, 3.75% due 10/1/2028	500,000	500,374
	Ohio — 1.6%
	Akron, Bath & Copley Joint Township Hospital District (Summa Health System Obligated Group), 5.00% due 11/15/2027 - 11/15/2028	510,000	531,611
	Northeast Ohio Medical University (BAM), 5.00% due 12/1/2029	260,000	276,571
	Ohio Air Quality Development Authority (American Electric Power Co., Inc.) AMT, Series A, 3.75% due 1/1/2029	1,000,000	989,165
	Oklahoma — 2.7%
	Canadian County Educational Facilities Authority (Mustang Public Schools Project) ISD, 5.00% due 9/1/2027	1,000,000	1,020,437
	Cushing Educational Facilities Authority (Payne County No. 67 Cushing) ISD, 5.00% due 9/1/2028	500,000	529,961
	Muskogee Industrial Trust (Muskogee County No. 20) ISD, 5.00% due 9/1/2027	475,000	489,873
	Oklahoma County Finance Authority (Oklahoma County ISD No. 41 Western Heights), 5.00% due 9/1/2030	1,000,000	1,044,841
	Pennsylvania — 4.9%
	Allegheny County Hospital Development Authority (UPMC Obligated Group), Series A, 5.00% due 7/15/2025	1,500,000	1,500,954
[a]	Montgomery County (Constellation Energy Generation LLC) IDA, Series A, 4.10% due 4/1/2053 (put 4/3/2028)	1,220,000	1,245,502
	Northeastern Pennsylvania Hospital & Education Authority (King’s College), 5.00% due 5/1/2026	485,000	489,192
	Pennsylvania (UPMC Obligated Group) EDFA, 5.00% due 3/15/2026	220,000	222,896
[a]	Pennsylvania (Waste Management Obligated Group; Guaranty: Waste Management, Inc.) EDFA AMT, 4.25% due 7/1/2041 (put 7/1/2027)	740,000	749,260
[a]	Pennsylvania (Waste Management, Inc.; Guaranty: Waste Management Holdings) EDFA AMT, Series A, 4.25% due 8/1/2038 (put 8/1/2025)	1,000,000	1,000,079
[a]	Pennsylvania Housing Finance Agency (Cambridge Community Partners LP) (HUD), Series B, 5.00% due 11/1/2026 (put 11/1/2025)	500,000	502,780
	South Carolina — 0.9%
[a]	South Carolina Jobs-EDA (Guaranty: International Paper Co.) AMT, Series A, 4.00% due 4/1/2033 (put 4/1/2026)	1,000,000	1,001,882
	Tennessee — 5.5%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Short Duration Municipal Fund	June 30, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Johnson City Health & Educational Facilities Board (Ballad Health Obligated Group), Series A, 5.00% due 7/1/2025	$1,100,000	$ 1,100,047
[a]	Knox County Health Educational & Housing Facility Board (Gleason Partners LP) (HUD), 3.95% due 12/1/2027 (put 12/1/2025)	2,000,000	2,002,172
	Shelby County Health Educational & Housing Facility Board (Methodist Le Bonheur Healthcare) (AG), 5.00% due 6/1/2030	1,000,000	1,067,707
[a]	Tennergy Corp. (Guaranty: Royal Bank of Canada), Series A, 5.00% due 10/1/2054 (put 12/1/2029)	2,040,000	2,144,673
	Texas — 15.3%
[a]	Boerne School District (PSF-GTD) ISD GO, 3.125% due 2/1/2053 (put 2/1/2027)	980,000	986,721
[a]	Capital Area Housing Finance Corp. (LDG Redwood LP), 3.65% due 1/1/2041 (put 1/1/2026)	1,000,000	1,000,118
[a]	Central Texas Turnpike System, Series B, 5.00% due 8/15/2042 (put 8/15/2030)	105,000	112,241
	City of Aubrey Jackson Ridge Public Improvement District (BAM), 5.00% due 9/1/2025	200,000	200,559
[a]	City of Dallas Housing Finance Corp. (Ash Creek Housing LLC) (FHA), 5.00% due 7/1/2026 (put 12/1/2025)	500,000	503,538
	City of Georgetown Utility System Revenue (BAM), 5.00% due 8/15/2025 - 8/15/2026	920,000	931,119
[a]	Dickinson (PSF-GTD) ISD GO, 3.50% due 8/1/2037 (put 8/1/2025)	1,000,000	1,000,431
[a]	Fort Bend (PSF-GTD) ISD GO, Series B, 3.80% due 8/1/2055 (put 8/1/2028)	750,000	772,105
	Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center Central Heating & Cooling Services Corp.), 5.00% due 11/15/2029	325,000	337,594
	Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center), Series A, 5.00% due 5/15/2027	2,000,000	2,065,508
	Hays Consolidated (PSF-GTD) ISD GO, 5.00% due 8/15/2027 (pre-refunded 8/15/2026)	385,000	394,986
[a]	Houston Housing Finance Corp. (Cordova Apartments), 3.65% due 2/1/2048 (put 2/1/2028)	1,000,000	1,003,688
	Main Street Market Square Redevelopment Authority (Houston Reinvestment Zone No. 3) (BAM), 5.00% due 9/1/2030	1,000,000	1,001,896
[a]	North East (PSF-GTD) ISD GO, 3.75% due 8/1/2049 (put 8/1/2027)	1,000,000	1,021,490
[a]	Northside (PSF-GTD) ISD GO, Series B, 3.45% due 8/1/2054 (put 8/1/2027)	1,000,000	1,015,452
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2025 - 12/15/2026	1,125,000	1,140,033
[a]	Texas State Affordable Housing Corp. (AHFC-FC Norman Housing LP), 3.625% due 1/1/2045 (put 1/1/2027)	1,000,000	1,002,508
[a]	Texas State Affordable Housing Corp. (Eden Court Senior Housing LP) (HUD), 5.00% due 4/1/2043 (put 4/1/2026)	1,000,000	1,002,796
[a]	Travis County Housing Finance Corp. (Austin Gateway Apartments LP), 4.125% due 6/1/2045 (put 6/1/2027)	2,120,000	2,126,379
	Virginia — 2.6%
[a]	Halifax County (Virginia Electric & Power Co.) IDA, Series A, 3.80% due 12/1/2041 (put 5/28/2027)	1,610,000	1,632,733
[a]	Harrisonburg Redevelopment & Housing Authority (John Early Seniors Housing LP) (FHA), 4.00% due 12/1/2027 (put 12/1/2025)	910,000	912,441
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2027	400,000	411,100
	Washington — 0.9%
[a]	Washington State Housing Finance Commission (Ardea Twg LLLP), 5.00% due 12/1/2043 (put 2/1/2027)	1,000,000	1,016,287
	Wisconsin — 3.7%
	City of Watertown, 4.00% due 10/1/2025	1,000,000	1,000,196
	Peshtigo School District, 4.75% due 3/1/2027	975,000	975,985
	Public Finance Authority (Renown Regional Medical Center), Series A, 5.00% due 6/1/2027	350,000	361,252
	Public Finance Authority (United Methodist Retirement Homes, Inc. Obligated Group), Series A, 4.00% due 10/1/2025 - 10/1/2026	590,000	592,129
[a]	Wisconsin Housing & EDA (Flats at Bishops Woods LP), Series F, 5.00% due 12/1/2027 (put 12/1/2026)	350,000	358,489
[a]	Wisconsin Housing & EDA Housing Revenue (HUD), Series E, 3.875% due 11/1/2054 (put 5/1/2027)	1,000,000	1,001,855
	Total Long-Term Municipal Bonds — 96.7% (Cost $111,142,171)		111,638,333
	SHORT-TERM INVESTMENTS — 2.5%
	Municipal Bonds — 2.5%
	Mississippi — 2.5%
[a]	Mississippi Business Finance Corp. (Chevron USA, Inc.; Guaranty: Chevron Corp.), Series G, 3.90% due 11/1/2035 (put 7/1/2025)	2,800,000	2,800,000
	Total Municipal Bonds — 2.5% (Cost $2,800,000)		2,800,000
	Mutual Fund — 0.0%
[c]	State Street Institutional Treasury Money Market Fund, Premier Class, 4.20%	28,336	28,336
	Total Mutual Fund — 0.0% (Cost $28,336)		28,336
	Total Short-Term Investments — 2.5% (Cost $2,828,336)		2,828,336
	Total Investments — 99.2% (Cost $113,970,507)		$114,466,669
	Other Assets Less Liabilities — 0.8%		963,689
	Net Assets — 100.0%		$115,430,358

SCHEDULE OF INVESTMENTS, Continued
Thornburg Short Duration Municipal Fund	June 30, 2025 (Unaudited)

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2025.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the aggregate value of these securities in the Fund’s portfolio was $4,390,037, representing 3.80% of the Fund’s net assets.
c	Rate represents the money market fund annualized seven-day yield at June 30, 2025.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AG	Insured by Assured Guaranty, Inc.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
DFA	Development Finance Authority/Agency
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
FHA	Insured by Federal Housing Administration
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
HUD	Insured by Housing and Urban Development
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
ISD	Independent School District
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
NPFG	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Guaranteed by Permanent School Fund
SOFR	Secured Overnight Financing Rate
SONYMA	State of New York Mortgage Agency
SPA	Stand-by Purchase Agreement

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Short Duration Municipal Fund	June 30, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Short Duration Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.